Segment Reporting (Details) - Schedule of net sales and property and equipment - USD ($)	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Jan. 31, 2022
Net sales:
Net sales	$ 476,932	$ 2,079,699	$ 477,922	$ 1,422,154
Property and equipment, net of accumulated depreciation	853,445
Assets:
Total assets	8,703,201	9,456,377		12,739,660
Corporate [Member]
Assets:
Total assets	1,035,136	1,745,731		4,750,937
Pocono Pharmaceuticals [Member]
Assets:
Total assets	2,317,645	5,400,814		5,639,178
4P Therapeutics [Member]
Assets:
Total assets	5,350,420	2,309,832		2,349,548
United States [Member]
Net sales:
Net sales	476,932	2,079,699	477,922	1,335,554
Property and equipment, net of accumulated depreciation	853,445
Outside of the United States [Member]
Net sales:
Net sales				$ 86,600
Property and equipment, net of accumulated depreciation